As filed with the Securities and Exchange Commission on April 29, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22428

Cushing Funds Trust
(Exact name of registrant as specified in charter)

8117 Preston Road Suite 440
Dallas, TX 75225
(Address of principal executive offices) (Zip code)

Jerry V. Swank
8117 Preston Road Suite 440
Dallas, TX 75225
(Name and address of agent for service)

214-692-6334
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  February 28, 2013

Item 1. Schedule of Investments.

The Cushing MLP Premier Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	February 28, 2013

	Shares	Fair Value
Common Stock - 6.5% (1)
General Partnership - 3.3% (1)
United States - 3.3% (1)
Targa Resources Corp.	426,600	$26,022,600

Large Cap Diversified - 3.2% (1)
United States - 3.2% (1)
ONEOK Inc.	538,500	24,227,115
Williams Companies, Inc.	39,300	1,364,103
		25,591,218

Total Common Stock (Cost $48,544,249)		$51,613,818

Master Limited Partnerships and Related Companies - 90.2% (1)
Crude Oil & Refined Products - 11.3% (1)
United States - 11.3% (1)
Genesis Energy, L.P.	784,300	$36,038,585
Nustar Energy, L.P.	450,400	22,988,416
Sunoco Logistics Partners, L.P.	492,000	30,764,760
		89,791,761
Large Cap Diversified - 28.2% (1)
United States - 28.2% (1)
Enbridge Energy Partners, L.P.	980,700	27,175,197
Energy Transfer Partners, L.P.	689,912	33,053,684
Enterprise Products Partners, L.P.	685,200	38,830,284
Kinder Morgan Management, LLC (4)	403,966	33,460,517
Magellan Midstream Partners, L.P.	565,000	28,340,400
ONEOK Partners, L.P.	241,600	13,242,096
Plains All American Pipeline, L.P.	771,000	42,212,250
Williams Partners, L.P.	183,400	9,114,980
		225,429,408
General Partnerships - 10.6% (1)
United States - 10.6% (1)
Alliance Holdings GP, L.P.	191,200	9,930,928

Energy Transfer Equity, L.P.	827,600	44,020,044
Inergy, L.P.	1,551,000	30,957,960
		84,908,932
Natural Gas Gatherers & Processors - 22.4% (1)
United States - 22.4% (1)
Access Midstream Partners, L.P.	783,000	29,158,920
Atlas Pipeline Partners, L.P.	250,500	8,276,520
Crosstex Energy, L.P.	1,353,800	22,838,606
MarkWest Energy Partners, L.P.	466,900	26,692,673
PVR Partners, L.P.	819,100	19,003,120
Regency Energy Partners, L.P.	713,800	16,981,302
Southcross Energy Partners, L.P. (3)	374,600	8,582,086
Targa Resources Partners, L.P.	654,000	26,938,260
Western Gas Partners, L.P.	369,800	20,279,832
		178,751,319
Natural Gas Transportation & Storage - 4.5% (1)
United States - 4.5% (1)
Boardwalk Pipeline Partners, L.P.	412,100	10,941,255
El Paso Pipeline Partners, L.P.	605,500	25,303,845
		36,245,100
Propane - 5.6% (1)
United States - 5.6% (1)
NGL Energy Partners, L.P.	1,363,652	33,232,199
Suburban Propane Partners, L.P.	275,217	11,586,636
		44,818,835
Upstream - 7.6% (1)
United States - 7.6% (1)
Breitburn Energy Partners, L.P.	576,600	11,214,870
EV Energy Partners, L.P.	318,100	17,816,781
Linn Energy, LLC	841,000	31,966,410
		60,998,061

Total Master Limited Partnerships and Related Companies (Cost $604,242,535)		$720,943,416

Preferred Stock - 1.8% (1)
Crude Oil/Refined Products Pipelines and Storage - 0.5% (1)
United States - 0.5% (1)
Blueknight Energy Partners, L.P.	474,341	$4,103,050

Shipping - 1.3% (1)
Republic of the Marshall Islands - 1.3% (1)
Capital Product Partners, L.P. (5)(6)	1,111,111	9,999,999

Total Preferred Stock (Cost $13,470,330)		$14,103,049

Short-Term Investments - Investment Companies - 5.2% (1)
United States - 5.2% (1)
AIM Short-Term Treasury Portfolio Fund - Institutional Class, 0.02% (2)	8,242,304	$8,242,304
Fidelity Government Portfolio Fund - Institutional Class, 0.01% (2)	8,242,303	8,242,303
Fidelity Money Market Portfolio - Institutional Class, 0.12% (2)	8,242,303	8,242,303
First American Government Obligations Fund - Class Z, 0.02% (2)	8,242,303	8,242,303
Invesco STIC Prime Portfolio, 0.09% (2)	8,242,303	8,242,303
Total Short-Term Investments (Cost $41,211,516)		$41,211,516

Total Investments - 103.7% (1) (Cost $707,468,630)		$827,871,799
Liabilities in Excess of Other Assets - (3.7)% (1)		(29,719,871)
Total Net Assets Applicable to Common Stockholders - 100.0% (1)		$798,151,928

(1)	Calculated as a percentage of net assets applicable to common stockholders.
(2)	All or a portion of these securities are held as collateral pursuant to the loan agreements.
(3)	No distribution or dividend was made during the period ended February 28, 2013. As such, it is classified as a non-income producing security as of February 28, 2013.
(4)	Security distributions are paid-in-kind.
(5)	Restricted security.
(6)	Fair valued by the Adviser in good faith under procedures that were approved by the Board of Trustees.

The Cushing Royalty Energy Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	February 28, 2013

Common Stock - 13.0% (1)	Shares	Fair Value
Upstream - 4.1%(1)
United States - 4.1% (1)
Linn Co. LLC	9,330	$363,590
		363,590
Upstream - 8.9%(1)
Canada - 8.9%(1)
Arc Resources LTD	15,332	386,552

Crescent Point Energy Corporation	2,484	94,543
Enerplus Corporation	22,910	310,660
		791,755

Total Common Stock (Cost $1,127,192)		$1,155,345

Master Limited Partnerships and Related Companies - 71.8% (1)
Upstream - 71.8%(1)
United States - 71.8% (1)
Breitburn Energy Partners, L.P.	36,329	$706,599
Dorchester Minerals, L.P.	12,561	296,063
EV Energy Partners, L.P.	10,003	560,268
Legacy Reserves, L.P.	28,817	760,192
Linn Energy, LLC	23,752	902,814
LRR Energy, L.P.	29,272	513,138
Memorial Production Partners, L.P	28,825	541,334
MID-CON Energy Partners, L.P.	23,863	524,747
Pioneer Southwest Energy Partners, L.P.	10,975	258,132
QR Energy, L.P.	36,503	635,517
Vanguard Natural Resources, LLC	25,304	703,704
Total Master Limited Partnerships and Related Companies (Cost $6,372,151)		$6,402,508

Royalty Trusts - 10.6% (1)
Upstream - 10.6% (1)
United States - 10.6% (1)
Hugoton Royalty Trust	44,710	$355,892
Pacific Coast Oil Trust	24,798	470,418
Sabine Royalty Trust	1,346	62,737
Sandridge Permian Trust I	3,622	56,865
Total Royalty Trusts (Cost $952,818)		$945,912

Short-Term Investments - Investment Companies - 6.8% (1)
United States - 6.8% (1)
AIM Short-Term Treasury Portfolio Fund - Institutional Class, 0.02% (2)	121,780	$121,780
Fidelity Government Portfolio Fund - Institutional Class, 0.01% (2)	121,780	121,780
Fidelity Money Market Portfolio - Institutional Class, 0.12% (2)	121,780	121,780
First American Government Obligations Fund - Class Z, 0.02% (2)	121,780	121,780
Invesco STIC Prime Portfolio, 0.09% (2)	121,779	121,779

Total Short-Term Investments (Cost $608,899)	$608,899

Total Investments - 102.2% (1) (Cost $9,061,060)	$9,112,664
Liabilities in Excess of Other Assets - (2.2%) (1)	(199,442)
Net Assets Applicable to Common Stockholders - 100.0% (1)	$8,913,222

(1) Calculated as a percentage of net assets applicable to common stockholders.
(2) Rate reported is the current yield as of February 28, 2013.

Tax Basis

The cost basis of investments for federal income tax purposes at February 28, 2013 for The Cushing MLP Premier Fund was as follows*:

Cost of investments	$702,308,443
Gross unrealized appreciation	125,563,356
Gross unrealized depreciation	-
Net unrealized appreciation	$125,563,356

The cost basis of investments for federal income tax purposes at February 28, 2013 for Cushing Royalty Energy Income Fund was as follows*:

Cost of investments	$9,060,262
Gross unrealized appreciation	156,083
Gross unrealized depreciation	(103,681)
Net unrealized appreciation	$52,402

*The above tables only reflects tax adjustments through November 30, 2012.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual reports.

Fair Value Measurements

Various inputs that are used in determining the fair value of The Cushing Premier Fund’s and Cushing Royalty Energy Income Fund’s (each a “Fund” and collectively, the “Funds”) investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The Cushing MLP Premier Fund		Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	February 28, 2013	(Level 1)	(Level 2)	(Level 3)
Equity Securities
Common Stock	$51,613,818	$51,613,818	$-	$-
Master Limited Partnerships and Related Companies (a)	720,943,416	720,943,416	-	-
Preferred Stock (a)	14,103,049	4,103,050	9,999,999	-
Total Equity Securities	786,660,283	776,660,284	9,999,999	-
Other
Short-Term Investments	41,211,516	41,211,516	-	-
Total Other	41,211,516	41,211,516	-	-
Total	$827,871,799	$817,871,800	$9,999,999	$-

(a)	All other industry classifications are identified in the Schedule of Investments. The Fund did not hold Level 3 investments at any time during the period ended February 28, 2013.

Cushing Royalty Energy Income Fund		Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	February 28, 2013	(Level 1)	(Level 2)	(Level 3)
Equity Securities
Common Stock	$1,155,345	$1,155,345	$-	$-
Master Limited Partnerships and Related Companies (a)	6,402,508	6,402,508	-	-
Royalty Trusts (a)	945,912	945,912	-	-
Total Equity Securities	8,503,765	8,503,765	-	-
Other
Short-Term Investments	608,899	608,899	-	-
Total Other	608,899	608,899	-	-
Total	$9,112,664	$9,112,664	$-	$-

(b)	All other industry classifications are identified in the Schedule of Investments. The Fund did not hold Level 3 investments at any time during the period ended February 28, 2013.

There were no transfers between any levels in either of the Funds during the period ended February 28, 2013.

Derivative Financial Instruments

The Funds did not hold any derivative financial instruments during the period ended February 28, 2013.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Cushing Funds Trust

By (Signature and Title)                 /s/ Daniel L. Spears
Daniel L. Spears, President

Date           April 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                  /s/ Daniel L. Spears
Daniel L. Spears, President

Date           April 26, 2013

By (Signature and Title)                  /s/ John H. Alban
John H. Alban, Treasurer

Date           April 26, 2013